Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions Occurred with Related Parties

The following transactions occurred with related parties:

	Consolidated
	31 December 2025	30 June 2025
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)*	339,121	634,150
Interest paid to commonly controlled entity*	-	763
Management and consulting services**	-	48,000

*	The interest is accrued and not paid.

**	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Schedule of Outstanding Balances Arising from Transactions with Related Parties

Outstanding balances arising from transactions with related parties:

	Consolidated	Consolidated
Receivables from related parties	31 December 2025	30 June 2025
	$	$
Prepayment*	33,088	33,088

●	*During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company who resigned on 30 September 30, 2025. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.

Schedule of Balances are Outstanding with Related Parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
Loans from related parties	31 December 2025	30 June 2025
	$	$
Beginning of the period	2,140,364	1,662,411
Interest accrued during the year	293,707	549,470
Repayments made during the period	-	(71,517)
Closing Balance	2,434,071	2,140,364
	Consolidated
Loans from associated entities	31 December 2025	30 June 2025
	$	$
Opening balance	156,713	156,068
Interest charged	500	645
	157,213	156,713
	Consolidated
	31 December 2025	30 June 2025
Opening Balance	793,085	759,678
Proceeds from convertible note issue	-	287,886
Interest accrued	31,049	73,011
Repaid during the year	-	(327,490)
Closing Balance	824,134	793,085